SHARE-BASED COMPENSATION (Air Touch Member)	9 Months Ended
Sep. 30, 2011
Air Touch Member
SHARE-BASED COMPENSATION

11.  SHARE-BASED COMPENSATION

Stock Option

The Company records stock-based compensation expense related to stock options and the stock incentive plan in accordance with ASC 718, “Compensation – Stock Compensation.”

The Company adopted a stock incentive plan in February 2011.  The Company has authorized 1,500,000 shares of common stock for issuance to officers and employees.  The Plan provides for grants of options to purchase common stock at the fair market value of such shares on the grant date.

The options vest quarterly over a two-year period beginning on the grant date.  Options granted under the plan are incentive stock options and non-qualified stock options under the U.S. Internal Revenue Code.  The contractual term of the options is ten years. For the nine months ended September 30, 2011 the Company issued stock options from the plan to purchase 1,528,196 shares of the common stock of the Company.

Total stock-based compensation expense included in general and administrative expense for the nine months ended September 30, 2011 was $263,730.  ASC 718, “Compensation – Stock Compensation” requires that the only the amount of compensation expense expected to vest be recognized.

The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model and the assumptions in the following table.  The expected volatility is based on the daily historical volatility of comparative companies, measured over the expected term of the option.  The risk-free rate is based on the implied yield on a U.S. Treasury zero-coupon issue with a remaining term closest to the expected term of the option.

The dividend yield reflects that the Company has not paid any cash dividends since inception and does not intend to pay any cash dividends in the foreseeable future.

The following assumptions were used to determine the fair value of the options at date of issuance on September 30, 2011:

Expected volatility (%)	55.75%
Risk-free interest rate (%)	0.19%
Expected term (in years)	3
Dividend yield	0%

As of September 30, 2011, there was $710,719 of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted average period of 3 years.  The Company’s current practice is to issue new shares to satisfy option exercises.  Compensation expense for all stock-based compensation awards is recognized using the straight-line method.

The following table summarizes the Company’s stock option activity and related information for the nine months ended September 30, 2011:

	Options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate Intrinsic Value
Balance, January 1, 2011
Granted	671,754	$2	-	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Vested and expected to vest at March 31, 2011	-	-	-	-
Exercisable, March 31, 2011	-	-	-	-
Balance, March 31, 2011	671,754	$2	3	-
Granted	520,096	$2	-	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Vested and expected to vest at June 30, 2011	297,963	-	-	-
Exercisable, June 30, 2011	-	-	-	-
Balance, June 30, 2011	1,191,850	$2	3
Granted	336,346	$2	3	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Vested and expected to vest at September 30, 2011	297,963	-	-	-
Exercisable, September 30, 2011	-	-	-	-
Balance, September 30, 2011	1,528,196	$2	-	-

The aggregate intrinsic value in the table above represents the total pretax intrinsic value (the difference between the fair value of the Company’s stock on the last day of the quarter and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their option on that day.  This amount changes based on the fair market value of the Company’s stock.

As of September 30, 2011 there were no options in the money as the exercise price exceeded the fair value of the stock on that date.

The unrecognized compensation expenses for the nine months ended September 30, 2011 is as follow:

Balance, January 1, 2011	-
Compensation expenses incurred	$438,078
Recognized compensation expenses	37,078
Balance, March 31, 2011	401,000
Compensation expenses incurred	328,519
Recognized compensation expenses	101,346
Balance, June 30, 2011	$628,173
Compensation expenses incurred	207,852
Recognized compensation expense	125,306
Balance, September 30, 2011	$710,719